ANNUAL REPORT

FRANKLIN EQUITY FUND

June 30, 1998


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



Conrad B. Herrmann
Portfolio Manager
Franklin Equity Fund

Contents

Shareholder Letter................................................       1
Performance Summaries
 Class I..........................................................       5
 Class II.........................................................       8
 Advisor Class....................................................      11
Financial Highlights &
Statement of Investments  ........................................      14
Financial Statements  ............................................      21
Notes to
Financial Statements..............................................      24
Independent
Auditor's Report..................................................      27


You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 17 of this report

SHAREHOLDER LETTER


Your Fund's Objective: Franklin Equity Fund seeks capital appreciation and secondarily, current income, by investing primarily in common stocks or securities convertible into common stocks.


Dear Shareholder:

We are pleased to bring you this report for Franklin Equity Fund covering the fiscal year ended June 30, 1998. During this period, the ongoing currency crisis in Asia caused periodic turbulence in global equity markets. However, as of June 30, this crisis had not significantly affected the U.S. or European economies. U.S. gross domestic product grew at an estimated 3.5% rate, while the consumer price index increased only +1.7%. With European conditions also bright, stock prices in many developed markets ended the year at, or near, record high levels. Within this environment, Franklin Equity Fund - Class I shares provided a +22.43% one-year total return, as shown in the Performance Summary on page 5, outperforming the Dow Jones(R) Industrial Average, which posted a return of +18.73%. The Standard & Poor's(R) 500 (S&P 500(R)) stock index delivered a return of +30.16% for the same period.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Holdings from several diverse industries contributed to the fund's positive performance. The price of our stock in Cisco Systems, Inc., which supplies most of the devices that regulate the flow of data over the Internet, increased 105% during the fund's fiscal year and shares of Owens-Illinois, Inc., a leading global producer of glass and plastic containers, rose 44%. Stock prices of the advertising agency Omnicom Inc., Providian Financial Corp., and the computer game software developer Electronic Arts, Inc., increased 61%, 144%, and 60%, respectively.

Due to anticipated cost savings and more complete product lines, several corporate mergers and acquisitions involving companies in our portfolio also contributed to the fund's performance. The price of our stock in U.S.A. Waste Services, Inc. increased when it merged with Waste Management Corp. to create the largest waste disposal company in the country; our holdings in Citicorp and Travelers Group, Inc. benefited from their proposal to combine into a financial services powerhouse; and our shares in Tellabs, Inc. and CIENA Corp. increased in price after the announcement that they will combine to produce high-speed fiber optic telecommunications transmission equipment.

Of course, not every holding performed well. During the reporting period, prices for several of the fund's technology-related stocks performed below expectations. Examples include Xilinx, Inc., a leading provider of custom-programmed semiconductors, and Motorola, Inc., a world leader in wireless communications systems. Although weak demand from Asian countries affected these companies, we believe they still have solid long-term growth prospects. In fact, we remained overweighted in the technology sector because of its potential for tremendous growth through ongoing changes in computing and communications.

During the period under review, prices declined dramatically for many natural resource commodities such as crude oil, exerting downward pressure on a number of stocks in the oilfield services sector and oil exploration and production industry. This enabled the fund to initiate additional positions in EVI Weatherford, Inc. and Varco International, Inc., two manufacturers of oilfield equipment. The former is a leading supplier of oilfield tools and equipment, and the latter is a leading supplier of oil drilling rigs for offshore deepwater locations. Oil producers have become more interested in exploring these areas as a result of operating economics and improved surveying technology.

Looking forward, we are bullish about the domestic market's prospects. An aging "baby-boom" generation has fostered increased awareness about investing for retirement, which should provide positive money flows into the capital markets. And a growing global economy could continue to provide worldwide growth and productivity opportunities for many domestic firms. Of course, the U.S. equity market does face at least two potential pitfalls. First, the Asian crisis could begin to affect U.S. and European economic growth, causing a slowdown in corporate profits to spread from technology companies to the rest of the economy. Second, the current, low U.S. unemployment rate could lead to wage inflation, which might pressure the Federal Reserve to tighten monetary policy. We believe that Franklin Equity Fund, while not immune to slowing growth and turmoil in Asia, is positioned so that it may weather any volatility better than the overall market. The fund has a lower weighted average price/earnings ratio than that of the S&P 500 (based on an average of analysts' estimates of next year's earnings), but the weighted average estimated earnings growth rate of our portfolio is higher than the estimate of earnings growth for the S&P 500 as estimated by the same analysts. In our opinion, the fund's lower valuation ratios should provide reduced downside risk, while the higher earnings growth may provide relatively high returns over the long run.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Please remember, this discussion reflects our views and opinions as of June 30, 1998, the end of the reporting period.

Of course, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

As always, we thank you for your participation in Franklin Equity Fund and look forward to serving your investment needs in the years to come. We welcome any comments or suggestions you may have.

Sincerely,

Conrad B. Herrmann
Portfolio Manager
Franklin Equity Fund



PERFORMANCE SUMMARY

Class I

Franklin Equity Fund - Class I reported a +22.43% cumulative total return for the one-year period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge. The fund's share price, as measured by net asset value, increased 83 cents, from $10.16 on June 30, 1997, to $10.99 on June 30, 1998. During the reporting period, shareholders received per-share distributions of 5.5 cents ($0.055) in income dividends, 14.95 cents ($0.1495) in short-term capital gains, and $1.0965 in long-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 6 compares the performance of Franklin Equity Fund - Class I to that of the Standard and Poor's 500 Stock Index (S&P 500) over the past ten years. The S&P 500 is a domestic, broad market index consisting of various-sized companies. Of course, such unmanaged market indices have inherent performance differentials over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as the fund's had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.


GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Class I
Periods ended 6/30/98

                                                   1-Year    5-Year      10-Year
Cumulative Total Return1                           22.43%     134.77%    234.31%
Average Annual Total Return2                       16.90%      18.61%     12.83%
Value of $10,000 Investment3                      $11,690    $23,477    $33,431
                              6/30/94   6/30/95   6/30/96    6/30/97    6/30/98
One-Year Total Return4         2.32%    23.78%     22.16%     29.75%     22.43%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 4.5% initial sales charge. Prior to July 1, 1994, Class I shares were offered at a lower initial sales charge, with dividends reinvested at the offering price; thus actual total returns would differ.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the sales charge. Prior to July 1, 1994, Class I shares were offered at a lower initial sales charge, with dividends reinvested at the offering price; thus actual total returns would differ.
4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charge. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.
All calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
Franklin Equity Fund - Class I paid distributions derived from long-term capital gains of $1.0965 per share in December 1997. The fund hereby designates such distributions as capital gain dividends per Section 852 (b)(3) of the Internal Revenue Code.

Class II

Franklin Equity Fund - Class II reported a +21.47% cumulative total return for the one-year period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges. The fund's share price, as measured by net asset value, increased 79 cents, from $10.12 on June 30, 1997, to $10.91 on June 30, 1998. During the reporting period, shareholders received per-share distributions of 14.95 cents ($0.1495) in short-term capital gains and $1.0965 in long-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 10 compares the performance of Franklin Equity Fund - Class II to that of the Standard and Poor's 500 Stock Index (S&P 500) over the past three years. The S&P 500 is a domestic, broad market index consisting of various-sized companies. Of course, such unmanaged market indices have inherent performance differentials over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as the fund's had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Class II
Periods ended 6/30/98
                                                         Since
                                                       Inception
                                     1-Year    3-Year  (5/1/95)
Cumulative Total Return1             21.47%     89.39%  107.53%
Average Annual Total Return2         19.29%     23.33%  25.53%
Value of $10,000 Investment3         $11,929   $18,758  $20,537
                                     6/30/96   6/30/97  6/30/98
One-Year Total Return4               20.94%    28.93%   21.47%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include all sales charges.
4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charges. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
Franklin Equity Fund - Class II paid distributions derived from long-term capital gains of $1.0965 per share in December 1997. The fund hereby designates such distributions as capital gain dividends per Section 852 (b)(3) of the Internal Revenue Code.


Advisor Class

Franklin Equity Fund - Advisor Class reported a +22.61% cumulative total return for the one-year period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions. The fund's share price, as measured by net asset value, increased 83 cents, from $10.17 on June 30, 1997, to $11.00 on June 30, 1998. During the reporting period, shareholders received per-share distributions of 7.22 cents ($0.0722) in income dividends, 14.95 cents ($0.1495) in short-term capital gains, and $1.0965 in long-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 12 compares the performance of Franklin Equity Fund - Advisor Class to that of the Standard and Poor's 500 (S&P 500) Stock Index over the past ten years. The S&P 500 is a domestic, broad market index consisting of various-sized companies. Of course, such unmanaged market indices have inherent performance differentials over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as the fund's had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Advisor Class
Periods ended 6/30/98

                                               1-Year*  5-Year* 10-Year*
Cumulative Total Return1                        22.61%  146.61%  251.03%
Average Annual Total Return1                    22.61%   19.79%   13.38%
Value of $10,000 Investment*,2                $12,261  $24,661  $35,103
                             6/30/94 6/30/95  6/30/96  6/30/97  6/30/98
One-Year Total Return*,        32.32%  23.78%   22.16%   29.99%   22.61%

*On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, such as 12b-1 fees; and
(b) for periods after January 1, 1997, figures reflect actual Advisor Class performance including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997, (commencement of sales), the cumulative total return of Advisor Class shares was 45.25%. This was a period of generally rising securities prices.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.
2. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated.
3. One-year total return represents the change in value of an investment over the periods ended on the indicated dates. All calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.
Franklin Equity Fund - Advisor Class paid distributions derived from long-term capital gains of $1.0965 per share in December 1997. The fund hereby designates such distributions as capital gain dividends per Section 852 (b)(3) of the Internal Revenue Code.


Past performance is not predictive of future results.

FRANKLIN EQUITY FUND
Financial Highlights



                                                                             Class I
                                                   ---------------------------------------------------------
                                                                       Year Ended June 30,
                                                   ---------------------------------------------------------
                                                         1998       1997       1996       1995       1994
                                                   ---------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................       $10.16     $ 8.26      $7.24      $6.53      $7.25
                                                   ---------------------------------------------------------
Income from investment operations:

 Net investment income ............................          .05        .05        .06        .08        .10
 Net realized and unrealized gains ................         2.08       2.34       1.48       1.33        .11
                                                   ---------------------------------------------------------
Total from investment operations ..................         2.13       2.39       1.54       1.41        .21
                                                   ---------------------------------------------------------
Less distributions from:
 Net investment income ............................         (.05)      (.06)      (.06)      (.08)      (.10)
 Net realized gains ...............................        (1.25)      (.43)      (.46)      (.62)      (.83)
                                                   ----------------------------------------------------------
Total distributions ...............................        (1.30)      (.49)      (.52)      (.70)      (.93)
                                                   ----------------------------------------------------------
Net asset value, end of year ......................       $10.99     $10.16      $8.26      $7.24      $6.53
                                                   =========================================================

Total return* .....................................        22.43%     29.75%     22.16%     23.78%      2.32%

Ratios/supplemental data
Net assets, end of year (000's) ...................     $613,835   $462,972   $366,602   $317,463   $279,880
Ratios to average net assets:
 Expenses .........................................          .90%       .91%       .95%       .95%       .79%
 Net investment income ............................          .48%       .61%       .72%      1.21%      1.27%
Portfolio turnover rate ...........................        38.00%     53.67%     59.86%     86.20%     95.18%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.

                                                                                Class II
                                                              ---------------------------------------------
                                                                            Year Ended June 30,
                                                              ---------------------------------------------
                                                                    1998       1997      1996       1995+
                                                              ---------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................       $10.12     $ 8.23     $7.24      $6.65
                                                              ---------------------------------------------
Income from investment operations:
 Net investment income (loss) ................................         (.01)      (.02)      .02        .01
 Net realized and unrealized gains ...........................         2.05       2.34      1.45        .62
                                                              ---------------------------------------------
Total from investment operations .............................         2.04       2.32      1.47        .63
                                                              ---------------------------------------------
Less distributions from:
 Net investment income .......................................          --         --       (.02)      (.04)
 Net realized gains ..........................................        (1.25)      (.43)     (.46)       --
                                                              ---------------------------------------------
Total distributions ..........................................        (1.25)      (.43)     (.48)      (.04)
                                                              ---------------------------------------------
Net asset value, end of year .................................       $10.91     $10.12     $8.23      $7.24
                                                              =============================================

Total return* ................................................        21.47%     28.93%    20.94%      9.42%

Ratios/supplemental data
Net assets, end of year (000's) ..............................      $35,717     $9,554    $4,208       $342
Ratios to average net assets:
 Expenses ....................................................         1.69%      1.72%     1.77%      1.77%**
 Net investment income (loss) ................................         (.28%)     (.22%)    (.10%)      .74%**
Portfolio turnover rate ......................................        38.00%     53.67%    59.86%     86.20%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**Annualized
+For the period May 1, 1995 (effective date) to June 30, 1995.

                                                                                         Advisor Class
                                                                                --------------------------
                                                                                     Year Ended June 30,
                                                                                --------------------------
                                                                                    1998           1997++
                                                                                --------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................     $10.17         $ 8.62
                                                                                --------------------------
Income from investment operations:
 Net investment income .........................................................        .07            .03
 Net realized and unrealized gains .............................................       2.08           1.56
                                                                                --------------------------
Total from investment operations ...............................................       2.15           1.59
                                                                                --------------------------
Less distributions from:
 Net investment income .........................................................       (.07)          (.04)
 Net realized gains ............................................................      (1.25)         --
                                                                                --------------------------
Total distributions ............................................................      (1.32)          (.04)
                                                                                --------------------------
Net asset value, end of year ...................................................     $11.00         $10.17
                                                                                ==========================

Total return* ..................................................................      22.61%         18.47%

Ratios/supplemental data
Net assets, end of year (000's) ................................................    $16,911         $6,890
Ratios to average net assets:
 Expenses ......................................................................        .69%           .72%**
 Net investment income .........................................................        .71%           .79%**
Portfolio turnover rate ........................................................      38.00%         53.67%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**Annualized
++For the period January 2, 1997 (effective date) to June 30, 1997.

                                            See notes to financial statements.

FRANKLIN EQUITY FUND
Statement of Investments, June 30, 1998





                                                                                           SHARES        VALUE
 Common Stocks 93.4%
    Consumer Durables 1.5%
    Mattel, Inc............................................................               225,000       $ 9,520,313
                                                                                                      -------------
    Consumer Non-Durables 7.0%
    ConAgra, Inc...........................................................               200,000         6,337,500
    Gillette Co. ..........................................................               130,000         7,369,375
    Nike, Inc., Class B....................................................               115,000         5,599,063
    PepsiCo, Inc...........................................................               150,000         6,178,125
    Philip Morris Cos., Inc................................................               170,000         6,693,750
    Procter & Gamble Co. ..................................................                80,000         7,285,000
    Sara Lee Corp. ........................................................               125,000         6,992,188
                                                                                                      -------------
                                                                                                         46,455,001
                                                                                                      -------------
    Consumer Services .9%
a   CapStar Hotel Co. .....................................................               225,000         6,300,000
                                                                                                      -------------
    Electronic Technology 18.6%
a   3Com Corp. ............................................................               200,000         6,137,500
a   Adaptec, Inc...........................................................               150,000         2,146,875
a   Altera Corp. ..........................................................               110,582         3,269,080
a   Amkor Technology, Inc..................................................               150,000         1,401,570
a   Applied Materials, Inc.................................................               125,000         3,687,500
a   CIENA Corp. ...........................................................               150,000        10,443,750
a   Cisco Systems, Inc.....................................................               200,000        18,412,500
    Intel Corp. ...........................................................               140,000        10,377,500
a   Komag, Inc.............................................................               450,000         2,404,710
a   L-3 Communications Holdings, Inc.......................................                50,000         1,634,375
    Linear Technology Corp. ...............................................                75,000         4,523,438
    Lockheed Martin Corp. .................................................                47,305         5,008,417
a   Loral Space & Communications, Ltd......................................               300,000         8,475,000
    Lucent Technologies, Inc...............................................               100,000         8,318,750
    Motorola, Inc..........................................................                85,000         4,467,813
    Nokia Corp., ADR (Finland).............................................               120,000         8,707,500
a   RELTEC Corp. ..........................................................                51,200         2,304,000
a   Tekelec ...............................................................               100,000         4,475,000
a   Tellabs, Inc...........................................................               100,000         7,162,500
a   Uniphase Corp. ........................................................                90,000         5,650,317
a   Xilinx, Inc............................................................               150,000         5,100,000
                                                                                                      -------------
                                                                                                        124,108,095
                                                                                                      -------------
    Energy Minerals 6.0%
a   Barrett Resources Corp. ...............................................               225,000         8,423,438
    Mobil Corp. ...........................................................               100,000         7,662,500
    Texaco, Inc............................................................               125,000         7,460,938
    Ultramar Diamond Shamrock Corp. .......................................               250,000         7,890,625
    YPF, SA, ADR (Argentina)...............................................               275,000         8,267,188
                                                                                                      -------------
                                                                                                         39,704,689
                                                                                                      -------------

    Finance 16.6%
    Ace, Ltd...............................................................               125,000       $ 4,875,000
    American International Group, Inc......................................                75,000        10,950,000
    ARM Financial Group, Inc., Class A.....................................               100,000         2,212,500
    Associates First Capital Corp. ........................................               125,000         9,609,375
    BankBoston Corp. ......................................................               150,000         8,343,750
    Citicorp ..............................................................                30,000         4,477,500
    Espirito Santo Financial Group, ADR (Luxembourg).......................               400,000         9,750,000
a   Federated Investors, Inc., Class B.....................................               350,000         6,475,000
    FelCor Suite Hotels, Inc...............................................               150,000         4,706,250
a   Heller Financial, Inc..................................................                37,500         1,125,000
    Household International, Inc...........................................                75,000         3,731,250
    Life Re Corp. .........................................................                47,000         3,854,000
    Providian Financial Corp. .............................................               125,000         9,820,313
a   Security Capital Group, Inc., Class B..................................               150,000         3,993,750
    Starwood Hotels & Resorts .............................................               150,000         7,246,875
    Travelers Group, Inc...................................................               115,000         6,971,875
    U.S. Bancorp ..........................................................               195,000         8,385,000
    Washington Mutual, Inc.................................................                93,750         4,072,266
                                                                                                      -------------
                                                                                                        110,599,704
                                                                                                      -------------
    Health Services 1.3%
    HBO & Co. .............................................................               250,000         8,812,500
                                                                                                      -------------
    Health Technology 7.9%
    Baxter International, Inc..............................................               125,000         6,726,563
    Bristol-Myers Squibb Co. ..............................................                70,000         8,045,625
a   ESC Medical Systems, Ltd...............................................               250,000         8,437,500
    Mentor Corp. ..........................................................               187,900         4,556,575
    Novartis, AG (Switzerland) ............................................                 5,000         8,320,148
    Roche Holdings, AG (Switzerland) ......................................                   700         6,874,011
a   Serologicals Corp. ....................................................               200,000         6,450,000
a   Shire Pharmaceuticals Group, Plc., ADR (United Kingdom)................               152,700         3,263,963
                                                                                                      -------------
                                                                                                         52,674,385
                                                                                                      -------------
    Industrial Services 4.7%
a   AES Corp. .............................................................               250,000        13,140,625
a   American Disposal Services ............................................               140,000         6,562,500
a   U.S.A. Waste Services, Inc.............................................               100,000         4,937,500
a   Varco International, Inc...............................................               275,000         5,448,438
    Waste Management, Inc..................................................                35,000         1,225,000
                                                                                                      -------------
                                                                                                         31,314,063
                                                                                                      -------------
    Non-Energy Minerals 2.5%
    Carpenter Technology Corp. ............................................               150,000         7,537,500
    De Beers Cons Mines, ADR (South Africa)................................               300,000         5,250,000
a   Ispat International, NV (Netherlands)..................................               200,000         3,750,000
                                                                                                      -------------
                                                                                                         16,537,500
                                                                                                      -------------

    Process Industries 2.9%
    Crown Cork & Seal Co., Inc.............................................                75,000       $ 3,562,500
a   Owens-Illinois, Inc....................................................               200,000         8,950,000
    Praxair, Inc...........................................................               150,000         7,021,875
                                                                                                      -------------
                                                                                                         19,534,375
                                                                                                      -------------
    Producer Manufacturing 2.7%
a   Atchison Casting Corp. ................................................                75,000         1,340,625
a   EVI Weatherford, Inc...................................................               175,000         6,496,875
    Mark IV Industries, Inc................................................               262,500         5,676,563
    Roper Industries, Inc..................................................               150,000         3,918,750
a   U.S. Filter Corp. .....................................................                29,300           822,231
                                                                                                      -------------
                                                                                                         18,255,044
                                                                                                      -------------
    Retail Trade .4%
a   Consolidated Stores Corp. .............................................                75,000         2,718,750
                                                                                                      -------------
    Technology Services 8.4%
    Adobe Systems, Inc.....................................................               100,000         4,243,750
a   Electronic Arts, Inc...................................................               175,000         9,450,000
a   i2 Technologies, Inc...................................................               200,000         7,025,000
a   Oracle Corp. ..........................................................               150,000         3,684,375
a   Parametric Technology Corp. ...........................................               225,000         6,103,125
    SAP, AG (Germany)......................................................                25,000        15,166,205
a   Synopsys, Inc..........................................................               215,000         9,836,250
a   Unigraphics Solutions, Inc.............................................                20,700           289,800
                                                                                                      -------------
                                                                                                         55,798,505
                                                                                                      -------------
    Transportation 4.1%
    Air Express International Corp. .......................................               300,000         8,025,000
    C.H. Robinson Worldwide, Inc...........................................               274,500         6,828,188
    Expeditors International of Washington, Inc............................               150,000         6,600,000
    Southwest Airlines Co. ................................................               202,500         5,999,063
                                                                                                      -------------
                                                                                                         27,452,251
                                                                                                      -------------
    Utilities & Telecommunications 7.9%
a   AirTouch Communications, Inc...........................................               200,000        11,687,500
    Enron Corp. ...........................................................               225,000        12,164,063
    GTE Corp. .............................................................                75,000         4,171,875
a   Paging Network, Inc....................................................               500,000         7,000,000
    PG & E Corp. ..........................................................               125,000         3,945,313
    Portugal Telecommunications, SA (Portugal).............................               175,000         9,274,840
a   STET Hellas Telecommunications, SA, ADR (Greece).......................                41,000         1,701,500
    TECO Energy, Inc.......................................................               100,000         2,681,250
                                                                                                      -------------
    .......................................................................                              52,626,341
                                                                                                      -------------
    Total Common Stocks (Cost $424,415,660)                                                             622,411,516
                                                                                                      -------------


 Convertible Bonds 1.8%
    Omnicom Group, Inc. sub. notes, 4.25%, 1/03/07 ........................           $ 2,000,000       $ 3,337,500
    Omnicom Group, Inc. sub. notes, 144A 4.25%, 1/03/07 ...................             2,000,000         3,322,500
    U.S. Filter Corp., sub. notes, 4.50%, 12/15/01 ........................             5,200,000         5,310,500
                                                                                                      -------------
    Total Convertible Bonds (Cost $9,995,140)..............................                              11,970,500
                                                                                                      -------------

b   Repurchase Agreement 5.6%
    Joint Repurchase Agreement, 5.614%, 7/01/98,
 (Maturity Value $37,556,177) (Cost $37,550,321)...........................            37,550,321        37,550,321
     BancAmerica Robertson Stephens
     Barclays Capital Group, Inc.
     Bear, Stearns Securities Corp.
     BT Alex Brown, Inc.
     Chase Securities, Inc.
     CIBC Wood Gundy Securities Corp.
     Donaldson, Lufkin & Jenrette Securities Corp.
     Dresdner, Kleinwort Benson, North America, L.L.C.
     Greenwich Capital Markets, Inc.
     Paribas Corp.
     SBC Warburg Dillon Read, Inc.
   Collateralized by U.S. Treasury Bills & Notes
    Total Investments (Cost $471,961,121) 100.8%...........................                             671,932,337
    Other Assets, less Liabilities (.8%)...................................                              (5,469,311)
                                                                                                      -------------
    Total Net Assets: 100.0%...............................................                            $666,463,026
                                                                                                      =============

aNon-income producing.
bInvestment is through participation in a joint account with other funds managed by the investment advisor. At June 30, 1998, all repurchase agreements had been entered into on that date.

                                            See notes to financial statements.

FRANKLIN EQUITY FUND
Financial Statements
Statement of Assets and Liabilities
June 30, 1998

Assets:
 Investments in securities, at value (cost $471,961,121) ...................................  $671,932,337
 Cash ......................................................................................       828,973
 Receivables:
  Investment securities sold ...............................................................     2,061,161
  Capital shares sold ......................................................................       582,251
  Dividends and interest ...................................................................       477,251
                                                                                             -------------
      Total assets .........................................................................   675,881,973
                                                                                             -------------
Liabilities:
 Payables:
  Investment securities purchased ..........................................................       893,831
  Capital shares redeemed ..................................................................        94,799
  Affiliates ...............................................................................       605,167
  Shareholders .............................................................................       773,150
 Payable upon return of securities loaned (Note 6) .........................................     7,000,000
 Other liabilities .........................................................................        52,000
                                                                                             -------------
      Total liabilities ....................................................................     9,418,947
                                                                                             -------------
       Net assets, at value ................................................................  $666,463,026
                                                                                             =============
Net assets consist of:
 Undistributed net investment income .......................................................           $--
 Net unrealized appreciation ...............................................................   199,971,216
 Accumulated net realized gain .............................................................    36,407,655
 Capital shares ............................................................................   430,084,155
                                                                                             -------------
      Net assets, at value .................................................................  $666,463,026
                                                                                             =============
Class I:
 Net asset value per share ($613,835,217 / 55,832,059 shares outstanding)* .................        $10.99
                                                                                             =============
 Maximum offering price per share ($10.99 / 95.5%) .........................................        $11.51
                                                                                             =============
Class II:
 Net asset value per share ($35,716,958 / 3,273,565 shares outstanding)* ...................        $10.91
                                                                                             =============
 Maximum offering price per share ($10.91 / 99.0%) .........................................        $11.02
                                                                                             =============
Advisor Class:
 Net asset value and maximum offering price per share
($16,910,851 / 1,537,562 shares outstanding) ...............................................        $11.00
                                                                                             =============

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


Statement of Operations
for the year ended June 30, 1998

Investment income:
(Net of foreign taxes of $141,967)
 Dividends ....................................................................  $ 5,327,245
 Interest .....................................................................    2,682,061
                                                                                ------------
      Total investment income .................................................                $ 8,009,306
Expenses:
 Management fees (Note 3) .....................................................    2,894,330
 Distribution fees (Note 3)
  Class I .....................................................................    1,143,410
  Class II ....................................................................      193,215
 Transfer agent fees (Note 3) .................................................      741,808
 Custodian fees ...............................................................       31,095
 Reports to shareholders ......................................................      182,801
 Registration and filing fees .................................................       75,141
 Professional fees ............................................................       43,829
 Directors' fees and expenses .................................................       23,057
 Other ........................................................................       14,683
                                                                                ------------
      Total expenses ..........................................................                  5,343,369
                                                                                            --------------
       Net investment income ..................................................                  2,665,937
                                                                                            --------------
Realized and unrealized gains:
 Net realized gain from:
  Investments .................................................................   45,937,802
  Foreign currency transactions ...............................................       18,318
                                                                                ------------
      Net realized gain .......................................................                 45,956,120
 Net unrealized appreciation on investments ...................................                 64,966,613
                                                                                            --------------
Net realized and unrealized gain ..............................................                110,922,733
                                                                                            --------------
Net increase in net assets resulting from operations ..........................               $113,588,670
                                                                                            ==============

Statements of Changes in Net Assets
for the years ended June 30, 1998 and 1997

                                                                                    1998          1997
                                                                              ---------------------------
Increase in net assets:
 Operations:
  Net investment income .....................................................   $ 2,665,937   $ 2,459,947
  Net realized gain from investments and foreign currency transactions ......    45,956,120    53,832,495
  Net unrealized appreciation on investments ................................    64,966,613    52,251,082
                                                                              ---------------------------
      Net increase in net assets resulting from operations ..................   113,588,670   108,543,524
Distributions to shareholders from:
 Net investment income:
  Class I ...................................................................    (2,815,157)   (2,742,841)
  Class II ..................................................................            --          (499)
  Advisor Class .............................................................      (101,907)      (13,857)
 Net realized gains:
  Class I ...................................................................   (59,592,831)  (19,328,932)
  Class II ..................................................................    (1,764,595)     (302,817)
  Advisor Class .............................................................    (1,486,880)           --
                                                                              ---------------------------
 Total distributions to shareholders ........................................   (65,761,370)  (22,388,946)
 Capital share transactions: (Note 2)
  Class I ...................................................................   105,330,108    12,024,439
  Class II ..................................................................    24,428,866     3,888,815
  Advisor Class .............................................................     9,460,338     6,538,415
                                                                              ---------------------------
 Total capital share transactions ...........................................   139,219,312    22,451,669
      Net increase in net assets ............................................   187,046,612   108,606,247
Net assets:
 Beginning of year ..........................................................   479,416,414   370,810,167
                                                                              ---------------------------
 End of year ................................................................  $666,463,026  $479,416,414
                                                                              ===========================


                                            See notes to financial statements.

FRANKLIN EQUITY FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Equity Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide capital growth. The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class I, Class II and Advisor Class. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1998, there were 5 billion shares authorized (no par value), of which 2 billion shares each were designated as Class I and Class II, and 1 billion shares were designated as Advisor Class. Transactions in the Fund's shares were as follows:



                                                                       Year Ended June 30
                                                  -------------------------------------------------------
                                                               1998                         1997
                                                  -------------------------------------------------------
                                                      Shares       Amount           Shares       Amount
                                                  -------------------------------------------------------
Class I Shares
 Shares sold ..................................... 22,473,770  $238,141,732      12,390,036 $ 110,637,538
 Shares issued on reinvestment of distributions ..  5,802,636    57,378,546       2,264,152    20,354,201
 Shares redeemed ................................. (17,998,114) (190,190,170)   (13,503,886) (118,967,300)
                                                  -------------------------------------------------------
 Net increase .................................... 10,278,292 $ 105,330,108       1,150,302 $  12,024,439
                                                  =======================================================
Class II Shares
 Shares sold .....................................  3,076,695 $  32,410,808         709,987  $  6,305,367
 Shares issued on reinvestment of distributions ..    162,921     1,603,453          30,191       268,397
 Shares redeemed .................................   (910,495)   (9,585,395)       (307,006)   (2,684,949)
                                                  -------------------------------------------------------
 Net increase ....................................  2,329,121 $  24,428,866         433,172  $  3,888,815
                                                  =======================================================
Advisor Class Shares*
 Shares sold .....................................  1,602,804 $  17,239,578         732,158  $  7,035,865
 Shares issued on reinvestment of distributions ..    160,504     1,588,337           1,393        13,857
 Shares redeemed .................................   (903,282)   (9,367,577)        (56,015)     (511,307)
                                                  -------------------------------------------------------
 Net increase ....................................    860,026  $  9,460,338         677,536  $  6,538,415
                                                  =======================================================

*Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

        Annualized
       Fee Rate  Month-End Net Assets
       -------------------------------------------------------------
         .625%   First $100 million
         .500%   Over $100 million, up to and including $250 million
         .450%   In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

3. TRANSACTIONS WITH AFFILIATES (cont.)

The Fund reimburses Distributors up to .25% and 1.00% per year of its average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $138,630 and $9,399, respectively.


4. INCOME TAXES

At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $472,238,229 was as follows:

        Unrealized appreciation ........          $215,722,502
        Unrealized depreciation ........           (16,028,394)

        Net unrealized appreciation ....          $199,694,108

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 1998 aggregated $296,899,712 and $206,459,590, respectively.

6. LENDING OF PORTFOLIO SECURITIES

The Fund loans securities to certain brokers for which it receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Net interest income from the investment of the cash collateral received was $327,714 for the year ended June 30,1998. The value of the loaned securities was $6,496,875 at June 30, 1998.

FRANKLIN EQUITY FUND
Independent Auditor's Report


To the Shareholders and Board of Directors of Franklin Equity Fund:

We have audited the accompanying statement of assets and liabilities of the Franklin Equity Fund (the Fund), including the Fund's statement of investments, as of June 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Franklin Equity Fund as of June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

PricewaterhouseCoopers LLP

San Francisco, California

August 5, 1998



FRANKLIN EQUITY FUND
Tax Information

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $30,426,840 as a 20% capital gain dividend for the fiscal year ended June 30, 1998.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 36.20% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended June 30, 1998.



GRAPHIC MATERIAL (1)

This chart shows, in pie format, the sector distribution of total net assets for the Franklin Equity Fund, as of June 30, 1998.

Electronic Technology                                     18.6%
Finance                                                   16.6%
Technology Services                                        8.4%
Health Technology                                          7.9%
Utilities                                                  7.9%
Consumer Non-Durables                                      7.0%
Other Sectors                                             28.8%
Short-Term Investments & Other Net Assets                  4.8%
                                                         100.0%

GRAPHIC MATERIAL (2)

This chart shows the top ten holdings of the Franklin Equity Fund, including company name and industry, as of June 30, 1998, based on total net assets.

                                                            % OF TOTAL
COMPANY, INDUSTRY                                           NET ASSETS
Cisco Systems, Inc.                                            2.8%
ELECTRONIC TECHNOLOGY
SAP AG (Germany)                                               2.3%
TECHNOLOGY SERVICES
AES Corp.                                                      2.0%
INDUSTRIAL SERVICES
Enron Corp.                                                    1.8%
UTILITIES
AirTouch Communications, Inc.                                  1.8%
UTILITIES & TELECOMMUNICATIONS
American International Group, Inc.                             1.6%
FINANCE
CIENA Corp.                                                    1.6%
ELECTRONIC TECHNOLOGY
Intel Corp.                                                    1.6%
ELECTRONIC TECHNOLOGY
Synopsys, Inc.                                                 1.5%
TECHNOLOGY SERVICES
Providian Financial Corp.                                      1.5%
FINANCE



GRAPHIC MATERIAL (3)

The following line graph hypothetically compares the performance of the Franklin Equity Fund - Class I to that of the S&P 500 Stock Index, based on a $10,000 investment from July 1, 1988 to June 30, 1998.

   DATE      FRANKLIN   S&P 500        500
           EQUITY FUND            Composite $T
            - CLASS I
 6/30/88      $9,556    $10,000
 7/31/88      $9,384     $9,962      -0.38%
 8/31/88      $8,934     $9,623      -3.40%
 9/30/88      $9,339    $10,033       4.26%
 10/31/88     $9,556    $10,312       2.78%
 11/30/88     $9,281    $10,165      -1.43%
 12/31/88     $9,541    $10,343       1.75%
 1/31/89     $10,177    $11,100       7.32%
 2/28/89      $9,985    $10,823      -2.49%
 3/31/89     $10,118    $11,075       2.33%
 4/30/89     $10,547    $11,650       5.19%
 5/31/89     $11,006    $12,122       4.05%
 6/30/89     $10,665    $12,053      -0.57%
 7/31/89     $11,376    $13,141       9.03%
 8/31/89     $11,910    $13,399       1.96%
 9/30/89     $11,605    $13,344      -0.41%
 10/31/89    $10,857    $13,034      -2.32%
 11/30/89    $10,963    $13,300       2.04%
 12/31/89    $11,174    $13,620       2.40%
 1/31/90     $10,433    $12,706      -6.71%
 2/28/90     $10,638    $12,870       1.29%
 3/31/90     $11,142    $13,211       2.65%
 4/30/90     $10,701    $12,882      -2.49%
 5/31/90     $11,631    $14,138       9.75%
 6/30/90     $11,430    $14,043      -0.67%
 7/31/90     $11,350    $13,998      -0.32%
 8/31/90      $9,932    $12,733      -9.04%
 9/30/90      $9,278    $12,113      -4.87%
 10/31/90     $8,832    $12,060      -0.43%
 11/30/90     $9,645    $12,840       6.46%
 12/31/90    $10,172    $13,198       2.79%
 1/31/91     $11,223    $13,773       4.36%
 2/28/91     $11,951    $14,758       7.15%
 3/31/91     $12,096    $15,115       2.42%
 4/30/91     $12,032    $15,151       0.24%
 5/31/91     $12,662    $15,804       4.31%
 6/30/91     $11,997    $15,081      -4.58%
 7/31/91     $12,339    $15,783       4.66%
 8/31/91     $12,584    $16,157       2.37%
 9/30/91     $12,372    $15,888      -1.67%
 10/31/91    $12,225    $16,100       1.34%
 11/30/91    $11,655    $15,452      -4.03%
 12/31/91    $12,890    $17,219      11.44%
 1/31/92     $12,960    $16,899      -1.86%
 2/29/92     $13,201    $17,117       1.29%
 3/31/92     $12,787    $16,783      -1.95%
 4/30/92     $12,718    $17,277       2.94%
 5/31/92     $12,683    $17,361       0.49%
 6/30/92     $12,410    $17,103      -1.49%
 7/31/92     $12,741    $17,802       4.09%
 8/31/92     $12,532    $17,437      -2.05%
 9/30/92     $12,689    $17,641       1.17%
 10/31/92    $12,672    $17,701       0.34%
 11/30/92    $13,212    $18,303       3.40%
 12/31/92    $13,353    $18,528       1.23%
 1/31/93     $13,447    $18,684       0.84%
 2/28/93     $13,223    $18,938       1.36%
 3/31/93     $13,633    $19,337       2.11%
 4/30/93     $13,242    $18,869      -2.42%
 5/31/93     $13,633    $19,373       2.67%
 6/30/93     $13,602    $19,429       0.29%
 7/31/93     $13,414    $19,352      -0.40%
 8/31/93     $14,033    $20,085       3.79%
 9/30/93     $13,827    $19,931      -0.77%
 10/31/93    $14,277    $20,343       2.07%
 11/30/93    $14,540    $20,150      -0.95%
 12/31/93    $14,492    $20,394       1.21%
 1/31/94     $14,916    $21,087       3.40%
 2/28/94     $14,959    $20,516      -2.71%
 3/31/94     $14,131    $19,621      -4.36%
 4/30/94     $14,280    $19,872       1.28%
 5/31/94     $14,195    $20,198       1.64%
 6/30/94     $13,918    $19,703      -2.45%
 7/31/94     $14,109    $20,350       3.28%
 8/31/94     $14,685    $21,184       4.10%
 9/30/94     $14,386    $20,667      -2.44%
 10/31/94    $14,621    $21,132       2.25%
 11/30/94    $14,280    $20,363      -3.64%
 12/31/94    $14,292    $20,664       1.48%
 1/31/95     $14,292    $21,199       2.59%
 2/28/95     $14,812    $22,026       3.90%
 3/31/95     $15,380    $22,676       2.95%
 4/30/95     $15,735    $23,343       2.94%
 5/31/95     $16,374    $24,276       4.00%
 6/30/95     $17,228    $24,840       2.32%
 7/31/95     $17,942    $25,664       3.32%
 8/31/95     $18,061    $25,728       0.25%
 9/30/95     $18,703    $26,814       4.22%
 10/31/95    $18,275    $26,718      -0.36%
 11/30/95    $18,822    $27,890       4.39%
 12/31/95    $18,999    $28,429       1.93%
 1/31/96     $19,431    $29,395       3.40%
 2/29/96     $19,761    $29,669       0.93%
 3/31/96     $19,761    $29,954       0.96%
 4/30/96     $20,777    $30,394       1.47%
 5/31/96     $21,183    $31,178       2.58%
 6/30/96     $21,046    $31,296       0.38%
 7/31/96     $19,619    $29,913      -4.42%
 8/31/96     $20,485    $30,544       2.11%
 9/30/96     $21,861    $32,264       5.63%
 10/31/96    $22,065    $33,154       2.76%
 11/30/96    $23,849    $35,661       7.56%
 12/31/96    $23,362    $34,955      -1.98%
 1/31/97     $24,916    $37,140       6.25%
 2/28/97     $24,112    $37,429       0.78%
 3/31/97     $23,362    $35,891      -4.11%
 4/30/97     $24,594    $38,034       5.97%
 5/31/97     $26,657    $40,350       6.09%
 6/30/97     $27,307    $42,157       4.48%
 7/31/97     $29,538    $45,513       7.96%
 8/31/97     $28,705    $42,964      -5.60%
 9/30/97     $30,640    $45,319       5.48%
 10/31/97    $29,189    $43,805      -3.34%
 11/30/97    $29,457    $45,833       4.63%
 12/31/97    $29,581    $46,622       1.72%
 1/31/98     $29,581    $47,139       1.11%
 2/28/98     $31,980    $50,538       7.21%
 3/31/98     $33,043    $53,126       5.12%
 4/30/98     $33,711    $53,662       1.01%
 5/31/98     $32,253    $52,739      -1.72%
 6/30/98     $33,431    $54,880       4.06%

GRAPHIC MATERIAL (4)

The following line graph hypothetically compares the performance of the Franklin Equity Fund - Class II to that of the S&P 500 Stock Index, based on a $10,000 investment from July 1, 1988 to June 30, 1998.

   DATE      FRANKLIN   S&P 500        500
           EQUITY FUND            Composite $T
            - CLASS II
  5/1/95      $9,896    $10,000
 5/31/95     $10,298    $10,400      4.00%
 6/30/95     $10,843    $10,641      2.32%
 7/31/95     $11,262    $10,995      3.32%
 8/31/95     $11,322    $11,022      0.25%
 9/30/95     $11,726    $11,487      4.22%
 10/31/95    $11,457    $11,446     -0.36%
 11/30/95    $11,786    $11,948      4.39%
 12/31/95    $11,901    $12,179      1.93%
 1/31/96     $12,156    $12,593      3.40%
 2/29/96     $12,363    $12,710      0.93%
 3/31/96     $12,347    $12,832      0.96%
 4/30/96     $12,968    $13,021      1.47%
 5/31/96     $13,223    $13,357      2.58%
 6/30/96     $13,113    $13,407      0.38%
 7/31/96     $12,221    $12,815     -4.42%
 8/31/96     $12,747    $13,085      2.11%
 9/30/96     $13,607    $13,822      5.63%
 10/31/96    $13,719    $14,203      2.76%
 11/30/96    $14,818    $15,277      7.56%
 12/31/96    $14,501    $14,975     -1.98%
 1/31/97     $15,453    $15,911      6.25%
 2/28/97     $14,969    $16,035      0.78%
 3/31/97     $14,484    $15,376     -4.11%
 4/30/97     $15,236    $16,294      5.97%
 5/31/97     $16,506    $17,286      6.09%
 6/30/97     $16,907    $18,060      4.48%
 7/31/97     $18,260    $19,498      7.96%
 8/31/97     $17,742    $18,406     -5.60%
 9/30/97     $18,928    $19,415      5.48%
 10/31/97    $17,993    $18,766     -3.34%
 11/30/97    $18,176    $19,635      4.63%
 12/31/97    $18,240    $19,973      1.72%
 1/31/98     $18,221    $20,195      1.11%
 2/28/98     $19,690    $21,651      7.21%
 3/31/98     $20,330    $22,759      5.12%
 4/30/98     $20,725    $22,989      1.01%
 5/31/98     $19,803    $22,594     -1.72%
 6/30/98     $20,537    $23,511      4.06%



GRAPHIC MATERIAL (5)

The following line graph hypothetically compares the performance of the Franklin Equity Fund - Advisor Class to that of the S&P 500 Stock Index, based on a $10,000 investment from July 1, 1988 to June 30, 1998.

   DATE       FRANKLIN     S&P 500       500
           EQUITY FUND -            Composite $T
             ADV CLASS
  7/1/88       $10,000     $10,000
 7/31/88       $9,820      $9,962      -0.38%
 8/31/88       $9,350      $9,623      -3.40%
 9/30/88       $9,773      $10,033      4.26%
 10/31/88      $10,000     $10,312      2.78%
 11/30/88      $9,713      $10,165     -1.43%
 12/31/88      $9,985      $10,343      1.75%
 1/31/89       $10,650     $11,100      7.32%
 2/28/89       $10,449     $10,823     -2.49%
 3/31/89       $10,588     $11,075      2.33%
 4/30/89       $11,037     $11,650      5.19%
 5/31/89       $11,517     $12,122      4.05%
 6/30/89       $11,161     $12,053     -0.57%
 7/31/89       $11,904     $13,141      9.03%
 8/31/89       $12,464     $13,399      1.96%
 9/30/89       $12,144     $13,344     -0.41%
 10/31/89      $11,361     $13,034     -2.32%
 11/30/89      $11,473     $13,300      2.04%
 12/31/89      $11,693     $13,620      2.40%
 1/31/90       $10,918     $12,706     -6.71%
 2/28/90       $11,132     $12,870      1.29%
 3/31/90       $11,660     $13,211      2.65%
 4/30/90       $11,198     $12,882     -2.49%
 5/31/90       $12,171     $14,138      9.75%
 6/30/90       $11,961     $14,043     -0.67%
 7/31/90       $11,878     $13,998     -0.32%
 8/31/90       $10,393     $12,733     -9.04%
 9/30/90       $9,709      $12,113     -4.87%
 10/31/90      $9,242      $12,060     -0.43%
 11/30/90      $10,093     $12,840      6.46%
 12/31/90      $10,645     $13,198      2.79%
 1/31/91       $11,745     $13,773      4.36%
 2/28/91       $12,506     $14,758      7.15%
 3/31/91       $12,658     $15,115      2.42%
 4/30/91       $12,591     $15,151      0.24%
 5/31/91       $13,251     $15,804      4.31%
 6/30/91       $12,555     $15,081     -4.58%
 7/31/91       $12,913     $15,783      4.66%
 8/31/91       $13,169     $16,157      2.37%
 9/30/91       $12,947     $15,888     -1.67%
 10/31/91      $12,794     $16,100      1.34%
 11/30/91      $12,196     $15,452     -4.03%
 12/31/91      $13,490     $17,219     11.44%
 1/31/92       $13,562     $16,899     -1.86%
 2/29/92       $13,815     $17,117      1.29%
 3/31/92       $13,381     $16,783     -1.95%
 4/30/92       $13,309     $17,277      2.94%
 5/31/92       $13,273     $17,361      0.49%
 6/30/92       $12,987     $17,103     -1.49%
 7/31/92       $13,334     $17,802      4.09%
 8/31/92       $13,115     $17,437     -2.05%
 9/30/92       $13,279     $17,641      1.17%
 10/31/92      $13,261     $17,701      0.34%
 11/30/92      $13,826     $18,303      3.40%
 12/31/92      $13,974     $18,528      1.23%
 1/31/93       $14,072     $18,684      0.84%
 2/28/93       $13,837     $18,938      1.36%
 3/31/93       $14,267     $19,337      2.11%
 4/30/93       $13,857     $18,869     -2.42%
 5/31/93       $14,267     $19,373      2.67%
 6/30/93       $14,234     $19,429      0.29%
 7/31/93       $14,038     $19,352     -0.40%
 8/31/93       $14,686     $20,085      3.79%
 9/30/93       $14,470     $19,931     -0.77%
 10/31/93      $14,941     $20,343      2.07%
 11/30/93      $15,216     $20,150     -0.95%
 12/31/93      $15,166     $20,394      1.21%
 1/31/94       $15,610     $21,087      3.40%
 2/28/94       $15,654     $20,516     -2.71%
 3/31/94       $14,788     $19,621     -4.36%
 4/30/94       $14,943     $19,872      1.28%
 5/31/94       $14,855     $20,198      1.64%
 6/30/94       $14,564     $19,703     -2.45%
 7/31/94       $14,765     $20,350      3.28%
 8/31/94       $15,367     $21,184      4.10%
 9/30/94       $15,055     $20,667     -2.44%
 10/31/94      $15,300     $21,132      2.25%
 11/30/94      $14,944     $20,363     -3.64%
 12/31/94      $14,956     $20,664      1.48%
 1/31/95       $14,956     $21,199      2.59%
 2/28/95       $15,501     $22,026      3.90%
 3/31/95       $16,095     $22,676      2.95%
 4/30/95       $16,466     $23,343      2.94%
 5/31/95       $17,135     $24,276      4.00%
 6/30/95       $18,028     $24,840      2.32%
 7/31/95       $18,775     $25,664      3.32%
 8/31/95       $18,900     $25,728      0.25%
 9/30/95       $19,572     $26,814      4.22%
 10/31/95      $19,124     $26,718     -0.36%
 11/30/95      $19,697     $27,890      4.39%
 12/31/95      $19,882     $28,429      1.93%
 1/31/96       $20,334     $29,395      3.40%
 2/29/96       $20,679     $29,669      0.93%
 3/31/96       $20,679     $29,954      0.96%
 4/30/96       $21,743     $30,394      1.47%
 5/31/96       $22,168     $31,178      2.58%
 6/30/96       $22,024     $31,296      0.38%
 7/31/96       $20,531     $29,913     -4.42%
 8/31/96       $21,438     $30,544      2.11%
 9/30/96       $22,877     $32,264      5.63%
 10/31/96      $23,091     $33,154      2.76%
 11/30/96      $24,957     $35,661      7.56%
 12/31/96      $24,448     $34,955     -1.98%
 1/31/97       $26,074     $37,140      6.25%
 2/28/97       $25,261     $37,429      0.78%
 3/31/97       $24,476     $35,891     -4.11%
 4/30/97       $25,765     $38,034      5.97%
 5/31/97       $27,924     $40,350      6.09%
 6/30/97       $28,630     $42,157      4.48%
 7/31/97       $30,938     $45,513      7.96%
 8/31/97       $30,094     $42,964     -5.60%
 9/30/97       $32,121     $45,319      5.48%
 10/31/97      $30,601     $43,805     -3.34%
 11/30/97      $30,910     $45,833      4.63%
 12/31/97      $31,011     $46,622      1.72%
 1/31/98       $31,043     $47,139      1.11%
 2/28/98       $33,527     $50,538      7.21%
 3/31/98       $34,673     $53,126      5.12%
 4/30/98       $35,373     $53,662      1.01%
 5/31/98       $33,813     $52,739     -1.72%
 6/30/98       $35,103     $54,880      4.06%